EQUITY - Treasury Shares (Details) - ARS ($) $ in Millions		Apr. 29, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 21, 2013
Equity
Total equity			$ 309,846	$ 352,150	$ 84,654	$ 84,108
Treasury shares, Capital nominal value
Equity
Total equity	[1],[2],[3]			$ 15
Maximum time period for sale of treasury shares		3 years
Percentage of treasury shares held				0.70%
Voluntary reserve for capital investments
Equity
Total equity			$ 5,077	$ 5,077			$ 1,200
Treasury shares acquisition cost
Equity
Total equity	[2]			$ (2,761)

[1]	As of December 31, 2017 and 2018 total shares, were issued and fully paid. As of December 31, 2018, 15,221,373 were treasury shares. See Note 22 to these consolidated financial statements.
[2]	As of December 31, 2018, corresponds to 15,221,373 shares of $1 argentine peso of nominal value each, equivalent to 0.70% of total capital. See Note 22 to these consolidated financial statements.
[3]	As of December 31, 2019 total shares, were issued and fully paid.